Income Taxes - Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Net deferred income tax assets – balances at beginning of the year	₱ 27,697	₱ 30,466
Net deferred income tax liabilities – balances at beginning of the year	(2,981)	(3,366)
Net balances at beginning of the year	24,716	27,100
Movement charged directly to other comprehensive income	2,673	591
Adjustments due to adoption of IFRS 16	(83)
Provision for deferred income tax	(6,267)	(1,375)	₱ 2,738
Excess MCIT deducted against RCIT due		(370)
Adjustments due to adoption of IFRS 15		(1,166)
Others	1	(64)
Net balances at end of the year	21,040	24,716	27,100
Net deferred income tax assets – balances at end of the year	23,623	27,697	30,466
Net deferred income tax liabilities – balances at end of the year	₱ (2,583)	₱ (2,981)	₱ (3,366)